GENERAL AND ADMINISTRATIVE EXPENSE - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSE
Non-cash lease credit	$ 365	$ 212	$ 542